Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 4) (USD $)	12 Months Ended					12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Oct. 16, 2013 Unsecured Notes	Mar. 31, 2014 NGL Energy Partners LP (Parent) Unsecured Notes	Mar. 31, 2014 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2013 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2012 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2014 Reportable Entity NGL Energy Finance Corp	Mar. 31, 2014 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2013 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2012 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2014 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2013 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2012 Reportable Entity Non-Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$ 85,236,000	$ 132,634,000	$ 90,329,000			$ (16,625,000)	$ (12,428,000)			$ 99,754,000	$ 140,794,000	$ 90,477,000	$ 2,107,000	$ 4,268,000	$ (148,000)
INVESTING ACTIVITIES:
Purchases of long-lived assets	(165,148,000)	(72,475,000)	(7,544,000)							(118,455,000)	(59,903,000)	(6,667,000)	(46,693,000)	(12,572,000)	(877,000)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(1,268,810,000)	(490,805,000)	(297,401,000)			(334,154,000)	(452,087,000)	(291,097,000)		(932,373,000)	(38,718,000)	(6,304,000)	(2,283,000)
Cash flows from commodity derivatives	(35,956,000)	11,579,000	6,464,000							(35,956,000)	11,579,000	6,464,000
Proceeds from sales of assets	24,660,000	5,080,000	1,238,000							12,884,000	5,080,000	1,238,000	11,776,000
Investments in unconsolidated entities	(11,515,000)									(11,515,000)
Distributions of capital from unconsolidated entities	1,591,000									1,591,000
Other	(195,000)		346,000							540,000		346,000	(735,000)
Net cash used in investing activities	(1,455,373,000)	(546,621,000)	(296,897,000)			(334,154,000)	(452,087,000)	(291,097,000)		(1,083,284,000)	(81,962,000)	(4,923,000)	(37,935,000)	(12,572,000)	(877,000)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	2,545,500,000	1,227,975,000	478,900,000							2,545,500,000	1,227,975,000	478,900,000
Payments on revolving credit facilities	(2,101,000,000)	(964,475,000)	(329,900,000)							(2,101,000,000)	(964,475,000)	(329,900,000)
Issuances of notes	450,000,000	250,000,000					250,000,000		450,000,000
Proceeds from borrowings on other long-term debt	880,000	653,000								780,000	634,000		100,000	19,000
Payments on other long-term debt	(8,819,000)	(4,837,000)	(1,278,000)							(8,802,000)	(4,837,000)	(1,278,000)	(17,000)
Debt issuance costs	(24,595,000)	(20,189,000)	(2,380,000)			(645,000)	(777,000)		(12,286,000)	(11,664,000)	(19,412,000)	(2,380,000)
Contributions	2,825,000	913,000	440,000			765,000	510,000						2,060,000	403,000	440,000
Distributions	(145,930,000)	(71,682,000)	(19,060,000)			(145,090,000)	(71,608,000)	(19,060,000)					(840,000)	(74,000)
Proceeds from sale of common units, net of offering costs	650,155,000	(642,000)	74,759,000			650,155,000	(642,000)	74,759,000
Repurchase of common units			(3,418,000)					(3,418,000)
Net changes in advances with consolidated entities						(153,225,000)	286,991,000	238,816,000	(437,714,000)	556,238,000	(295,105,000)	(239,476,000)	34,701,000	8,114,000	660,000
Net cash provided by financing activities	1,369,016,000	417,716,000	198,063,000			351,960,000	464,474,000	291,097,000		981,052,000	(55,220,000)	(94,134,000)	36,004,000	8,462,000	1,100,000
Net increase (decrease) in cash and cash equivalents	(1,121,000)	3,729,000	(8,505,000)			1,181,000	(41,000)			(2,478,000)	3,612,000	(8,580,000)	176,000	158,000	75,000
Cash and cash equivalents, beginning of period	11,561,000	7,832,000	16,337,000				41,000	41,000		11,206,000	7,594,000	16,174,000	355,000	197,000	122,000
Cash and cash equivalents, end of period	10,440,000	11,561,000	7,832,000			1,181,000		41,000		8,728,000	11,206,000	7,594,000	531,000	355,000	197,000
Debt issued				$ 450,000,000	$ 450,000,000
Fixed interest rate (as a percent)				6.875%	6.875%